NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
Summary of non-controlling interests
Brookfield Renewable`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2020	December 31, 2019
Participating non-controlling interests – in operating subsidiaries	$7,813	$8,742
General partnership interest in a holding subsidiary held by Brookfield	58	68
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,816	3,315
Preferred equity	571	597
	$11,258	$12,722
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional investors	Isagen public non-controlling interests	Other	Total
As at December 31, 2018	$900	$1,929	$2,469	$—	$276	$124	$2,212	$15	$204	$8,129
Net income (loss)	—	(13)	73	6	19	17	154	1	5	262
OCI	46	134	330	(3)	61	(41)	266	2	—	795
Capital contributions	—	—	2	159	268	—	—	(2)	3	430
Disposal	—	(87)	—	—	—	—	—	—	(85)	(172)
Distributions	(24)	(120)	(274)	—	(1)	(11)	(259)	(1)	(16)	(706)
Other	—	8	(3)	1	(5)	—	2	(2)	3	4
As at December 31, 2019	$922	$1,851	$2,597	$163	$618	$89	$2,375	$13	$114	$8,742
Net income (loss)	(5)	(6)	22	14	19	14	60	—	—	118
OCI	(38)	(114)	(283)	1	(26)	—	(312)	(2)	(14)	(788)
Capital contributions	—	3	2	19	(18)	—	—	—	2	8
Distributions	(5)	(25)	(123)	—	—	(9)	(81)	—	(8)	(251)
Other	2	1	(14)	(2)	(1)	(1)	2	(1)	(2)	(16)
As at June 30, 2020	$876	$1,710	$2,201	$195	$592	$93	$2,044	$10	$92	$7,813
Interests held by third parties	75%-80%	43%-60%	23%-71%	75%	50%	25%	53%	0.3%	20%-50%

Summary of distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2020	2019	2020	2019
General partnership interest in a holding subsidiary held by Brookfield	$2	$1	$3	$3
Incentive distribution	15	12	31	25
	17	13	34	28
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	70	67	142	135
	$87	$80	$176	$163
The composition of the limited partners' equity distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2020	2019	2020	2019
Brookfield	$29	$29	$60	$58
External LP Unitholders	68	63	136	127
	$97	$92	$196	$185

Disclosure of preference shares
Brookfield Renewable`s preferred equity consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. ("BRP Equity") as follows:

(MILLIONS EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at

				2020	2019	June 30, 2020	December 31, 2019
Series 1 (C$136)	5.45	3.36	Apr 2020	$2	$2	$100	$105
Series 2 (C$113)(1)	4.51	2.85	Apr 2020	2	2	82	86
Series 3 (C$249)	9.96	4.40	Jul 2019	4	4	183	192
Series 5 (C$103)	4.11	5.00	Apr 2018	2	2	76	79
Series 6 (C$175)	7.00	5.00	Jul 2018	3	3	130	135
	31.03			$13	$13	$571	$597

(1)	Dividend rate represents annualized distribution based on the most recent quarterly floating rate.